Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Classes of current inventories [abstract]
Raw materials and supplies	$ 84,076	$ 53,566
Work in progress	83,452	81,243
Finished goods	120	0
Inventory reserves	(12,158)	(6,920)
Total Balance	$ 155,490	$ 127,889